Goodwill and Other Acquired Intangible Assets - Schedule of Definite-Lived Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	$ 137,774	$ 129,163
Accumulated Amortization	(64,608)	(53,006)
Net Carrying Amount	73,166	76,157
Core deposit intangible assets
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	136,183	127,957
Accumulated Amortization	(63,213)	(51,971)
Net Carrying Amount	72,970	75,986
Customer relationship intangible asset
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	1,385	1,143
Accumulated Amortization	(1,323)	(996)
Net Carrying Amount	62	147
Non-compete agreement
Acquired Finite-Lived Intangible Assets
Gross Carrying Amount	206	63
Accumulated Amortization	(72)	(39)
Net Carrying Amount	$ 134	$ 24